Inventory - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventory write-downs	¥ 1,054,711	¥ 220,319	¥ 162,433
Raw Materials [Member]
Inventory [Line Items]
Inventory write-downs	¥ 77,310